Property Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

3. Property and Equipment

Property and equipment consisted of the following at December 31, 2010 and 2009 (in thousands):

	2010	2009
Furniture and office equipment	$395	$395
Leasehold improvements	498	498
Laboratory equipment	687	687
Computer equipment	1,008	980

	2,588	2,560
Less accumulated depreciation and amortization	(2,535)	(2,450)

Property and equipment, net	$53	$110

Depreciation and amortization expense was $85,000, $169,000, and $213,000 for the years ended December 31, 2010, 2009, and 2008, respectively.